UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/14

The following N-CSR relates only to Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, each a series of the Registrant, and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for those series, as appropriate.

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Core Equity Fund

SEMIANNUAL REPORT February 28, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
27	Information About the Renewal of the
Fund’s Investment Management Agreement

FOR MORE INFORMATION
Back Cover

Dreyfus
Core Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Core Equity Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the reporting period’s constructive environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years.We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus Core Equity Fund’s Class A shares produced a total return of 10.68%, Class C shares returned 10.27%, and Class I shares returned 10.81%.1 For the same period, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a 15.05% total return.2

Stocks rallied strongly over the reporting period as the U.S. economic recovery gained momentum.The fund produced lower returns than its benchmark, mainly due to its focus on large, multinational companies at a time when smaller, domestically focused businesses fared better.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets in common stocks of U.S. and foreign companies with market capitalizations exceeding $5 billion at the time of purchase, including multinational companies.

In choosing stocks, the fund first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets, and expanding global presence and the potential to achieve predictable, above-average earnings growth.The fund is also alert to companies which it considers undervalued in terms of current earnings, assets, or growth prospects.

The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%.3 As a result, the fund invests for long-term growth rather than short-term profits.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Economy Fueled Market’s Gains

U.S. stocks climbed sharply during a sustained economic recovery fueled by falling unemployment, rebounding housing markets, and low short-term interest rates.

The reporting period began in the immediate wake of market weakness stemming from the Federal Reserve Board’s (the “Fed”) plans to back gradually away from its massive quantitative easing program. Investors were relieved when the Fed refrained from starting the tapering process in September and October, sparking market rallies. Stocks continued to advance over the final months of 2013 amid new releases of encouraging economic data.The market gave back some of its gains in January 2014 when concerns surfaced regarding economic slowdowns in the world’s emerging markets, but stocks rebounded in February when those worries proved to be overblown and corporate earnings exceeded analysts’ expectations.

In this environment, companies that tend to be more sensitive to economic conditions fared better than their more traditionally defensive counterparts. In addition, companies with exposure to relatively weak economic conditions in Europe and the emerging markets tended to lag companies that derive most of their sales and earnings from business activities in the United States.

High-Quality Companies Hurt Relative Results

The fund registered double-digit absolute returns over the reporting period, but its emphasis on large, high-quality, globally dominant companies undermined relative performance. Our focus on companies with less economically sensitive business profiles also hampered relative results. In particular, overweighted exposure to stable earners in the traditionally defensive consumer staples sector—such as Philip Morris International, Coca-Cola,Wal-Mart Stores, and PepsiCo—weighed on relative results, as did our emphasis on less cyclical constituents of the consumer discretionary sector and disappointing stock selections in the information technology sector. Other notable detractors from performance included Chevron,Target,Whole Foods Market, Diageo, ADR, and SABMiller.

Our focus on higher quality companies proved more rewarding in the financials sector, where the positive effects of favorable stock selections were magnified by an underweighted allocation to the lagging industry group.The fund’s lack of exposure

4

to the utilities and telecommunications sectors also supported relative results. Individual holdings making the greatest absolute contributions to returns during the reporting period included Novo Nordisk, ADR, Exxon Mobil, Walgreen, Walt Disney, and Roche Holding, ADR.

Despite returns that lagged the benchmark over the last six months, collectively the companies held by the fund sustained strong financial results and sought to enhance long-term shareholder value through disciplined capital redeployment, dividend increases, and share repurchases.

Global Growth Expected to Gain Traction

We expect U.S. and global economic growth to pick up moderately in 2014, which could help bolster corporate profits and serve as a catalyst for higher stock prices. The industry-leading multinationals held by the fund derive more than half their earnings from overseas markets and are well positioned to benefit from a stronger world backdrop. Furthermore, if the Fed continues to pare back stimulus, investor attention may shift from lower quality, riskier companies to higher quality companies that can sustain consistent earnings growth even as interest rates and financing costs rise. High-quality multinationals with sustainable competitive advantages, ample financial resources, and long-term earnings growth could have added investor appeal as this transition unfolds.

March 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.
3 Portfolio turnover rates are subject to change. Portfolio turnover rates alone do not automatically result in high or low distribution levels.There can be no guarantee that the fund will generate any specific level of distributions annually.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Core Equity Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.05	$10.95	$5.75
Ending value (after expenses)	$1,106.80	$1,102.70	$1,108.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.76	$10.49	$5.51
Ending value (after expenses)	$1,018.10	$1,014.38	$1,019.34

† Expenses are equal to the fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class C and 1.10%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2014 (Unaudited)

Common Stocks—99.8%	Shares	Value ($)
Banks—1.5%
HSBC Holdings, ADR	20,083	1,060,182
Wells Fargo & Co.	100,000	4,642,000
		5,702,182
Capital Goods—.7%
United Technologies	22,200	2,597,844
Consumer Services—2.7%
McDonald’s	111,900	10,647,285
Diversified Financials—7.9%
American Express	66,000	6,024,480
BlackRock	22,500	6,858,900
Franklin Resources	130,900	6,970,425
JPMorgan Chase & Co.	192,500	10,937,850
		30,791,655
Energy—18.1%
Chevron	136,500	15,742,545
ConocoPhillips	95,000	6,317,500
EOG Resources	14,000	2,651,880
Exxon Mobil	222,560	21,425,851
Imperial Oil	98,000	4,407,060
Occidental Petroleum	127,500	12,306,300
Phillips 66	55,900	4,184,674
Total, ADR	58,900	3,822,610
		70,858,420
Food & Staples Retailing—2.1%
Walgreen	97,600	6,631,920
Whole Foods Market	29,200	1,578,260
		8,210,180
Food, Beverage & Tobacco—20.8%
Altria Group	235,000	8,521,100
Coca-Cola	464,500	17,743,900
Diageo, ADR	29,500	3,708,445
Kraft Foods Group	42,333	2,339,745
Mondelez International, Cl. A	127,500	4,338,825
Nestle, ADR	172,125	12,985,110
PepsiCo	78,500	6,285,495

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Philip Morris International	249,500		20,187,045
SABMiller	107,600		5,273,874
			81,383,539
Health Care Equipment & Services—1.6%
Abbott Laboratories	156,500		6,225,570
Household & Personal Products—4.5%
Estee Lauder, Cl. A	103,000		7,090,520
Procter & Gamble	131,000		10,304,460
			17,394,980
Insurance—.6%
ACE	25,000		2,446,750
Materials—2.5%
Freeport-McMoRan Copper & Gold	137,000		4,468,940
Praxair	42,000		5,475,540
			9,944,480
Media—6.8%
Comcast, Cl. A	94,500		4,884,705
McGraw-Hill Financial	44,200		3,520,972
News Corp., Cl. A	41,625	[a]	762,986
Time Warner Cable	34,000		4,771,900
Twenty-First Century Fox, Cl. A	166,500		5,584,410
Walt Disney	87,800		7,095,118
			26,620,091
Pharmaceuticals, Biotech &
Life Sciences—10.3%
AbbVie	156,500		7,967,415
Johnson & Johnson	122,500		11,284,700
Merck & Co.	26,900		1,533,031
Novo Nordisk, ADR	195,500		9,292,115
Roche Holding, ADR	264,000		10,132,320
			40,209,581
Retailing—3.2%
Target	87,400		5,465,996
Wal-Mart Stores	92,500		6,909,750
			12,375,746

8

Common Stocks (continued)	Shares	Value ($)
Semiconductors & Semiconductor
Equipment—3.5%
Intel	160,500	3,973,980
Texas Instruments	164,100	7,377,936
Xilinx	45,900	2,395,980
		13,747,896
Software & Services—5.4%
Automatic Data Processing	75,000	5,833,500
International Business Machines	58,100	10,758,377
Oracle	112,800	4,411,608
		21,003,485
Technology Hardware & Equipment—6.2%
Apple	37,300	19,628,752
QUALCOMM	58,500	4,404,465
		24,033,217
Transportation—1.4%
Canadian Pacific Railway	34,500	5,416,500

Total Investments (cost $247,854,836)	99.8%	389,609,401
Cash and Receivables (Net)	.2%	960,434
Net Assets	100.0%	390,569,835

ADR—American Depository Receipts
a Non-income producing security.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Food, Beverage & Tobacco	20.8	Retailing	3.2
Energy	18.1	Consumer Services	2.7
Pharmaceuticals, Biotech & Life Sciences	10.3	Materials	2.5
Diversified Financials	7.9	Food & Staples Retailing	2.1
Media	6.8	Health Care Equipment & Services	1.6
Technology Hardware & Equipment	6.2	Banks	1.5
Software & Services	5.4	Transportation	1.4
Household & Personal Products	4.5	Capital Goods	.7
Semiconductors &		Insurance	.6
Semiconductor Equipment	3.5		99.8

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	247,854,836	389,609,401
Receivable for investment securities sold		1,722,271
Dividends and securities lending income receivable		859,614
Receivable for shares of Capital Stock subscribed		330,112
		392,521,398
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		470,103
Cash overdraft due to Custodian		515,367
Payable for shares of Capital Stock redeemed		961,428
Interest payable—Note 2		729
Accrued expenses		3,936
		1,951,563
Net Assets ($)		390,569,835
Composition of Net Assets ($):
Paid-in capital		246,728,376
Accumulated undistributed investment income—net		547,678
Accumulated net realized gain (loss) on investments		1,539,216
Accumulated net unrealized appreciation
(depreciation) on investments		141,754,565
Net Assets ($)		390,569,835

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	164,675,594	148,573,864	77,320,377
Shares Outstanding	7,712,264	7,095,682	3,546,343
Net Asset Value Per Share ($)	21.35	20.94	21.80

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $29,770 foreign taxes withheld at source):
Unaffiliated issuers	4,854,264
Affiliated issuers	146
Income from securities lending—Note 1(c)	10,385
Total Income	4,864,795
Expenses:
Management fee—Note 3(a)	2,230,814
Distribution/Service Plan fees—Note 3(b)	981,189
Directors’ fees and expenses—Note 3(a,c)	13,299
Loan commitment fees—Note 2	2,722
Interest expense—Note 2	1,824
Total Expenses	3,229,848
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(13,299)
Net Expenses	3,216,549
Investment Income—Net	1,648,246
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,540,981
Net unrealized appreciation (depreciation) on investments	37,425,795
Net Realized and Unrealized Gain (Loss) on Investments	38,966,776
Net Increase in Net Assets Resulting from Operations	40,615,022

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Operations ($):
Investment income—net	1,648,246	5,354,306
Net realized gain (loss) on investments	1,540,981	11,324,402
Net unrealized appreciation
(depreciation) on investments	37,425,795	12,057,960
Net Increase (Decrease) in Net Assets
Resulting from Operations	40,615,022	28,736,668
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,170,407)	(2,646,179)
Class C	(438,552)	(1,080,436)
Class I	(580,727)	(1,237,170)
Net realized gain on investments:
Class A	(2,247,758)	—
Class C	(1,969,710)	—
Class I	(975,838)	—
Total Dividends	(7,382,992)	(4,963,785)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	12,074,450	35,146,176
Class C	7,628,341	21,452,998
Class I	11,318,062	35,917,032
Dividends reinvested:
Class A	2,759,020	2,139,116
Class C	1,032,150	468,300
Class I	1,060,015	826,861
Cost of shares redeemed:
Class A	(41,531,362)	(57,170,438)
Class C	(20,094,779)	(27,702,188)
Class I	(15,108,385)	(36,801,486)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(40,862,488)	(25,723,629)
Total Increase (Decrease) in Net Assets	(7,630,458)	(1,950,746)
Net Assets ($):
Beginning of Period	398,200,293	400,151,039
End of Period	390,569,835	398,200,293
Undistributed investment income—net	547,678	1,089,118

12

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Capital Share Transactions:
Class Aa
Shares sold	581,271	1,832,117
Shares issued for dividends reinvested	132,713	111,863
Shares redeemed	(1,991,768)	(2,961,737)
Net Increase (Decrease) in Shares Outstanding	(1,277,784)	(1,017,757)
Class Ca
Shares sold	372,104	1,134,517
Shares issued for dividends reinvested	50,394	24,815
Shares redeemed	(977,540)	(1,459,601)
Net Increase (Decrease) in Shares Outstanding	(555,042)	(300,269)
Class I
Shares sold	524,623	1,834,370
Shares issued for dividends reinvested	49,917	42,422
Shares redeemed	(711,551)	(1,892,531)
Net Increase (Decrease) in Shares Outstanding	(137,011)	(15,739)

a During the period ended August 31, 2013, 833 Class C shares representing $16,824 were exchanged for 817
Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	19.66		18.54	16.47	13.69	13.03	15.81
Investment Operations:
Investment income—net[a]	.11		.30	.23	.21	.20	.23
Net realized and unrealized
gain (loss) on investments	1.97		1.09	2.15	2.76	.68	(2.84)
Total from
Investment Operations	2.08		1.39	2.38	2.97	.88	(2.61)
Distributions:
Dividends from
investment income—net	(.13)		(.27)	(.31)	(.19)	(.22)	(.17)
Dividends from net realized
gain on investments	(.26)		—	—	—	—	—
Total Distributions	(.39)		(.27)	(.31)	(.19)	(.22)	(.17)
Net asset value, end of period	21.35		19.66	18.54	16.47	13.69	13.03
Total Return (%)[b]	10.68	[c]	7.57	14.59	21.74	6.67	(16.33)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.36	[d]	1.36	1.36	1.36	1.36	1.36
Ratio of net expenses
to average net assets	1.35	[d]	1.35	1.35	1.32	1.25	1.25
Ratio of net investment income
to average net assets	1.05	[d]	1.53	1.28	1.31	1.44	1.90
Portfolio Turnover Rate	—		7.63	.65	4.08	2.09	6.99
Net Assets, end of period
($ x 1,000)	164,676		176,742	185,523	112,103	68,009	66,857

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
February 28, 2014				Year Ended August 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	19.28		18.19	16.13	13.42	12.79	15.49
Investment Operations:
Investment income—net[a]	.03		.15	.09	.09	.10	.13
Net realized and unrealized
gain (loss) on investments	1.95		1.08	2.10	2.71	.66	(2.77)
Total from
Investment Operations	1.98		1.23	2.19	2.80	.76	(2.64)
Distributions:
Dividends from
investment income—net	(.06)		(.14)	(.13)	(.09)	(.13)	(.06)
Dividends from net realized
gain on investments	(.26)		—	—	—	—	—
Total Distributions	(.32)		(.14)	(.13)	(.09)	(.13)	(.06)
Net asset value, end of period	20.94		19.28	18.19	16.13	13.42	12.79
Total Return (%)[b]	10.27	[c]	6.83	13.66	20.88	5.88	(16.96)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.11	[d]	2.11	2.11	2.11	2.11	2.11
Ratio of net expenses
to average net assets	2.10	[d]	2.10	2.10	2.07	2.00	2.00
Ratio of net investment income
to average net assets	.30	[d]	.78	.54	.56	.70	1.15
Portfolio Turnover Rate	—		7.63	.65	4.08	2.09	6.99
Net Assets, end of period
($ x 1,000)	148,574		147,544	144,658	96,429	66,280	60,123

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2014				Year Ended August 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	20.07		18.92	16.81	13.97	13.28	16.12
Investment Operations:
Investment income—net[a]	.14		.35	.28	.26	.26	.25
Net realized and unrealized
gain (loss) on investments	2.01		1.12	2.20	2.80	.68	(2.88)
Total from
Investment Operations	2.15		1.47	2.48	3.06	.94	(2.63)
Distributions:
Dividends from
investment income—net	(.16)		(.32)	(.37)	(.22)	(.25)	(.21)
Dividends from net realized
gain on investments	(.26)		—	—	—	—	—
Total Distributions	(.42)		(.32)	(.37)	(.22)	(.25)	(.21)
Net asset value, end of period	21.80		20.07	18.92	16.81	13.97	13.28
Total Return (%)	10.81	[b]	7.83	14.89	22.00	7.01	(16.11)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11	[c]	1.11	1.11	1.11	1.12	1.12
Ratio of net expenses
to average net assets	1.10	[c]	1.10	1.10	1.09	1.01	1.01
Ratio of net investment income
to average net assets	1.30	[c]	1.78	1.57	1.59	1.77	2.09
Portfolio Turnover Rate	—		7.63	.65	4.08	2.09	6.99
Net Assets, end of period
($ x 1,000)	77,320		73,915	69,970	31,181	4,985	758

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Core Equity Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”), serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Capital Stock. The fund currently offers three classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a Distribution and/or Service Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class,

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

18

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securi-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ties and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investment denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

	Level 2—Other	Level 3—
Level 1—	Significant	Significant
Unadjusted	Observable	Unobservable
Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities —
Domestic
Common Stocks† 333,511,185	—	—	333,511,185

20

	Level 2—Other	Level 3—
Level 1—	Significant	Significant
Unadjusted	Observable	Unobservable
Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in
Securities (continued):
Equity Securities —
Foreign
Common Stocks† 56,098,216	—	—	56,098,216

†	See Statement of Investments for additional detailed categorizations.

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended February 28, 2014, The Bank of New York Mellon earned $1,903 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	8/31/2013	($)	Purchases ($)	Sales ($)	2/28/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	448,367		13,306,266	13,754,633	—		—
Dreyfus
Institutional
Cash
Advantage
Fund	492,081		55,942,885	56,434,966	—		—
Total	940,448		69,249,151	70,189,599	—		—

22

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2013 was as follows: ordinary income $4,963,785. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 mil-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lion unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2014 was approximately $335,400 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of 1.10% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees and Service Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended February 28, 2014, fees reimbursed by Dreyfus amount to $13,299.

Pursuant to a sub-investment advisory agreement between Dreyfus and Sarofim & Co., Dreyfus pays Sarofim & Co. a monthly fee at an annual rate of .2175% of the value of the fund’s average daily net assets.

24

During the period ended February 28, 2014, the Distributor retained $23,842 from commissions earned on sales of the fund’s Class A shares and $30,350 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under separate Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended February 28, 2014, Class A and Class C shares were charged $221,807 and $569,537, respectively, pursuant to their Distribution Plans. During the period ended February 28, 2014, Class C shares were charged $189,845 pursuant to the Service Plan.

Under their terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $327,698, Distribution Plans fees $116,291 and Service Plan fees $28,316, which are offset against an expense reimbursement currently in effect in the amount of $2,202.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of sales of investment securities, excluding short-term securities, during the period ended February 28, 2014, amounted to $46,313,025.

At February 28, 2014, accumulated net unrealized appreciation on investments was $141,754,565, consisting of $143,835,559 gross unrealized appreciation and $2,080,994 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 19-20, 2014, the Board considered the renewal of the fund’s Investment Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the four-year period when the fund’s performance was at the Performance Group median.The Board discussed with representatives of Dreyfus and the Sub-Adviser the investment strategy employed in the management of the fund’s assets and how that strategy affected the fund’s relative performance.The Board members noted that the Sub-Adviser is

28

an experienced manager with a long-term “buy-and-hold” investment approach to investing in high quality,“mega-cap” companies.The Sub-Adviser’s considerable reputation, based on following this investment approach, was noted.A representative of the Sub-Adviser reminded the Board members that high quality, mega-cap stocks have been out of favor, which has affected the fund’s relative performance. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

30

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board noted the considerations described above and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

32

Dreyfus
Floating Rate
Income Fund

SEMIANNUAL REPORT February 28, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Understanding Your Fund’s Expenses
2	Comparing Your Fund’s Expenses With Those of Other Funds
3	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
42	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Floating Rate Income Fund from September 27, 2013 (commencent of operations) to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.50	$7.71	$3.43	$3.43
Ending value (after expenses)	$1,020.40	$1,017.70	$1,021.60	$1,021.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$5.26	$9.00	$4.01	$4.01
Ending value (after expenses)	$1,019.59	$1,015.87	$1,020.83	$1,020.83

†	Expenses are equal to the fund’s annualized expense ratio of 1.05% for Class A, 1.80% for Class C, .80% for
Class I and .80% for ClassY, multiplied by the average account value over the period, multiplied by 155/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C, Class I and ClassY commenced operations on September 27, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of
comparability.This projection assumes that annualized expense ratios were in effect during the period September 1,
2013 to February 28, 2014.
†††	Expenses are equal to the fund’s annualized expense ratio of 1.05% for Class A, 1.80% for Class C, .80% for
Class I and .80% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—9.4%		Rate (%)	Date	Amount ($)[d]		Value ($)
Collateralized Loan
Obligations—2.3%
Cairn,
Ser. 2007-2A, Cl. E	EUR	5.34	10/15/22	1,000,000	[a,b]	1,292,987
CIFC Funding,
Ser. 2007-3A, Cl. D		5.49	7/26/21	1,000,000	[a,b]	974,192
Denali Capital,
Ser. 2007-1A, Cl. B2L		4.49	1/22/22	500,000	[a,b]	473,081
Halcyon SAM European,
Ser. 2008-1X, Cl. D	EUR	7.89	6/20/23	500,000	[a]	692,397
Herbert Park,
Term Loan 1a	EUR	5.44	10/20/26	1,000,000	[a,b]	1,352,323
LightPoint Pan-European,
Ser. 2007-1X, Cl. E	EUR	5.89	2/5/26	831,699	[a]	1,129,295
Marathon,
Ser. 2013-5A, Cl. D		5.93	2/21/25	616,000	[a,b]	601,697
Sound Point,
Ser. 2012-1A, Cl. E		6.24	10/20/23	1,030,000	[a,b]	1,018,914
Windmill,
Ser. 2007-1X, Cl. E	EUR	6.87	12/16/29	1,000,000	[a]	1,330,478
						8,865,364
Corporate Bonds—7.1%
Automobiles & Components—.2%
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	750,000		841,875
Consumer Durables & Apparel—.3%
Griffon,
Gtd. Notes		5.25	3/1/22	1,250,000	[b]	1,254,687
Consumer Services—.1%
Pinnacle Entertainment,
Gtd. Notes		8.75	5/15/20	250,000		276,250
Diversified Financials—.3%
Icahn Enterprises,
Gtd. Notes		6.00	8/1/20	1,000,000	[b]	1,060,000
Energy—.3%
Halcon Resources,
Gtd. Notes		9.75	7/15/20	600,000		634,500
Newfield Exploration,
Sr. Sub. Notes		6.88	2/1/20	500,000		539,375
						1,173,875

The Fund	3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Health Care—.3%
CHS/Community Health System,
Gtd. Notes	6.88	2/1/22	1,000,000	[b]	1,065,625
Materials—1.1%
Ardagh Packaging Finance,
Gtd. Notes	9.13	10/15/20	750,000	[b]	836,250
Axalta Coating Systems Dutch
Holding B, Gtd. Notes	7.38	5/1/21	750,000	[b]	813,750
Beverage Packaging Holdings,
Gtd. Notes	6.00	6/15/17	1,300,000	[b]	1,355,250
Huntsman International,
Gtd. Notes	8.63	3/15/20	500,000		554,375
Sealed Air,
Gtd. Notes	8.13	9/15/19	500,000	[b]	563,125
					4,122,750
Media—.9%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	1,000,000		1,087,500
Dish DBS,
Gtd. Notes	6.75	6/1/21	1,250,000		1,403,125
Dreamworks Animation,
Gtd. Notes	6.88	8/15/20	300,000	[b]	323,250
Gray Television,
Gtd. Notes	7.50	10/1/20	500,000		547,500
					3,361,375
Pharmaceuticals, Biotech &
Life Sciences—.1%
Capsugel,
Sr. Unscd. Notes	7.00	5/15/19	500,000	[b]	519,687
Software & Services—.2%
First Data,
Gtd. Notes	11.25	1/15/21	500,000	[b]	571,250
Technology Hardware &
Equipment—.7%
Alcatel-Lucent USA,
Gtd. Notes	4.63	7/1/17	1,000,000	[b]	1,036,250
CommScope,
Gtd. Notes	8.25	1/15/19	626,000	[b]	685,470
Micron Technology,
Sr. Unscd. Notes	5.88	2/15/22	1,000,000	[b]	1,047,500
					2,769,220

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Telecommunication Services—1.9%
CenturyLink,
Sr. Unscd. Notes, Ser. V	5.63	4/1/20	1,500,000		1,575,000
Intelsat Luxembourg,
Gtd. Notes	7.75	6/1/21	1,000,000	[b]	1,080,000
Sprint Communications,
Gtd. Notes	9.00	11/15/18	500,000	[b]	613,750
Sprint,
Gtd. Notes	7.25	9/15/21	1,000,000	[b]	1,098,750
T-Mobile USA,
Gtd. Notes	6.63	4/1/23	1,000,000		1,078,750
West,
Gtd. Notes	8.63	10/1/18	500,000		541,250
Wind Acquisition Finance,
Sr. Scd. Notes	6.50	4/30/20	1,000,000	[b]	1,107,500
					7,095,000
Utilities—.7%
Calpine,
Sr. Scd. Notes	6.00	1/15/22	1,250,000	[b]	1,331,250
NRG Energy,
Gtd. Notes	6.25	7/15/22	1,000,000	[b]	1,042,500
NRG Energy,
Gtd. Notes	7.63	5/15/19	261,000		274,050
					2,647,800
Total Bonds and Notes
(cost $35,045,495)					35,624,758

Floating Rate
Loan Interests—83.8%
Capital Goods—3.7%
Alliant Techsystems,
Term B Loan	3.50	10/22/20	1,000,000	[a]	1,005,940
FR Dixie Acquisition,
Initial Term Loan	5.49	1/22/21	1,350,000	[a]	1,358,998
Gardner Denver,
Initial Dollar Term Loan	4.25	7/23/20	1,250,354	[a]	1,246,921
Generac Power Systems,
Term Loan B	3.50	5/30/18	998,747	[a]	1,001,868
Manitowoc Company, Term B Loan	3.25	12/16/20	1,500,000	[a]	1,511,550
MX Mercury Beteiligungen,
Senior Secured Facility B1 Loan	3.50	8/14/20	1,000,000	[a]	1,011,250

TheFund 5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate	Coupon	Maturity	Principal
Loan Interests (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Capital Goods (continued)
North American Lifting Holdings,
First Lien Term Loan	5.50	11/26/20	500,000	[a]	502,500
North American Lifting Holdings,
Second Lien Initial Loan	10.00	11/26/21	300,000	[a]	302,250
Rexnord,
Term B Refinancing Loan	4.00	8/21/20	1,498,750	[a]	1,505,307
Sensata Technologies,
Term Loan	3.25	5/12/18	1,498,750	[a]	1,506,618
Silver II US Holdings,
2013 Specified Refinancing
Term Loan	4.00	12/15/19	990,604	[a]	994,235
Transdigm,
Tranche C Term Loan	3.75	2/25/20	996,228	[a]	1,001,986
WP CPP Holdings,
Term B-2 Loan	4.75	12/28/19	1,246,851	[a]	1,257,768
					14,207,191
Commercial & Professional
Services—13.6%
Accelya Kale Solutions,
US Term Loan	4.75	2/19/20	1,000,000	[a]	995,000
Acosta,
Term B Loan	4.25	3/2/18	1,246,250	[a]	1,253,727
ADS Waste Holdings,
Tranche B-2 Term Loan	3.75	10/9/19	1,244,972	[a]	1,246,354
Advantage Sales & Marketing,
2013 Term Loan	4.25	12/18/17	1,500,000	[a]	1,509,997
Affinion Group,
Tranche B Term Loan	6.75	10/9/16	398,707	[a]	394,620
AMN Healthcare,
Tranche B Loan	3.75	4/5/18	593,378	[a]	598,570
ARAMARK,
Term Loan	2.50	2/21/21	1,000,000	[a]	998,230
AVSC Holding,
First Lien Initial Term Loan	4.50	1/22/21	1,500,000	[a]	1,511,955
BarBri,
Initial Term Loan	4.25	6/19/17	1,250,000	[a]	1,255,075
Brickman Group,
First Lien Initial Term Loan	4.00	12/18/20	1,000,000	[a]	1,005,705
Brickman Group,
Second Lien Initial Term Loan	7.50	12/17/21	500,000	[a]	511,875

Floating Rate		Coupon	Maturity	Principal
Loan Interests (continued)		Rate (%)	Date	Amount ($)[d]		Value ($)
Commercial & Professional
Services (continued)
Bureau van Dijk Electronic
Publishing, Term Loan D3		4.25	11/13/20	1,000,000	[a]	1,009,165
Citco III,
Term Loan		4.25	6/18/29	498,724	[a]	502,155
Delos Finance Sarl,
Term Loan		2.75	2/26/21	700,000	[a]	703,500
Deutsche Raststatten Holding,
Facility B Loan	EUR	3.75	12/4/19	1,000,000	[a]	1,396,691
Duff & Phelps,
Term Loan		4.50	3/14/20	747,498	[a]	749,834
Filtration Group,
First Lien Initial Term Loan		4.50	11/13/20	500,000	[a]	505,625
Filtration Group,
Second Lien Initial Term Loan		8.25	11/15/21	250,000	[a]	256,406
Garda World Security,
Term B Delayed Draw Loan		4.00	11/6/20	223,514	[a]	224,305
Garda World Security,
Term B Loan		4.00	11/6/20	873,736	[a]	876,829
GCA Services Group,
First Lien Replacement
Term Loan		4.29	11/1/19	1,401,066	[a]	1,412,891
Getty Images,
Initial Term Loan		4.75	10/18/19	498,741	[a]	476,749
Harland Clarke Holdings,
Tranche B-4 Term Loan		6.00	8/30/19	1,500,000	[a]	1,506,090
Hertz,
Tranche B-2 Term Loan		3.00	3/11/18	750,000	[a]	748,909
Information Resources,
Term Loan		4.75	9/26/20	997,500	[a]	1,003,315
Interactive Data,
Term B Loan		3.75	1/31/18	248,821	[a]	249,638
KAR Auction Services,
New Term Loan		3.75	3/19/17	499,017	[a]	500,474
Maxim Crane Works,
Second Lien Initial Term Loan		10.25	11/20/18	500,000	[a]	506,250
Mitchell International,
First Lien Initial Term Loan		4.50	10/1/20	1,750,000	[a]	1,759,301
Monitronics International,
Term B Loan		4.25	3/23/18	498,741	[a]	500,456

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate		Coupon	Maturity	Principal
Loan Interests (continued)		Rate (%)	Date	Amount ($)[d]		Value ($)
Commercial & Professional
Services (continued)
MTL Publishing,
Term B-1 Loan		4.25	6/29/18	714,519	[a]	717,198
Nuveen Investments,
Tranche B First Lien
Term Loan		4.15	5/13/17	1,750,000	[a]	1,749,825
On Assignment,
Initial Term B Loan		3.50	5/15/20	750,000	[a]	752,347
Pacific Industrial Services US
Finco, First Lien Term B Loan		5.00	9/24/18	748,125	[a]	760,282
Penton Media,
First Lien Term B Loan		5.50	10/1/19	749,375	[a]	757,805
Pre-Paid Legal Services,
First Lien Term Loan		6.25	7/1/19	1,064,912	[a]	1,081,221
Protection One,
Term Loan		4.25	3/21/19	498,732	[a]	499,513
Quintiles Transnational,
Term B-3 Loan	EUR	3.75	6/8/18	1,250,000	[a]	1,254,369
Redtop Acquisitions,
First Lien Euro Term Loan		4.75	12/22/20	1,000,000	[a]	1,401,005
Redtop Acquisitions,
Second Lien Initial Dollar
Term Loan		8.25	7/22/21	250,000	[a]	256,250
RGIS Services,
Extended Maturity Term Loan		5.50	10/18/17	1,496,831	[a]	1,500,573
Scitor,
Term Loan		5.00	2/15/17	650,797	[a]	647,234
SNL Financial,
New Term Loan		4.50	10/23/18	500,000	[a]	503,958
SourceHOV,
First Lien Term B Loan		5.25	4/30/18	997,494	[a]	1,007,783
Tempur-Pedic International,
Refinancing Term B Loan		3.50	3/18/20	997,487	[a]	999,108
Trans Union,
2013 Replacement Term Loan		4.25	11/20/19	1,845,236	[a]	1,854,850
Transaction Network Services,
First Lien Initial Term Loan		5.00	2/15/20	245,192	[a]	247,031
Transaction Network Services,
Second Lien Initial Term Loan		9.00	8/14/20	1,500,000	[a]	1,521,000
Tribune,
Initial Term Loan		4.00	11/20/20	2,000,000	[a]	2,002,190

Floating Rate	Coupon	Maturity	Principal
Loan Interests (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Commercial & Professional
Services (continued)
Trinet HR,
First Lien Tranche B2 Term Loan	5.00	8/15/20	998,750	[a]	1,008,738
Vogue International,
First Lien Term Loan	5.25	2/7/20	2,000,000	[a]	2,012,500
WASH Multifamily Laundry Systems,
US Term Loan	4.65	2/21/19	1,246,859	[a]	1,256,211
Weight Watchers International,
Initial Tranche B-2 Term Loan	3.75	4/2/20	497,494	[a]	382,294
West,
Term B-10 Loan	3.25	6/30/18	993,719	[a]	990,305
					51,333,281
Consumer Durables & Apparel—.7%
Polymer Group,
Term Loan	5.25	12/13/19	500,000	[a]	504,375
Serta Simmons Holdings,
Term Loan	4.43	10/1/19	1,976,926	[a]	1,992,455
					2,496,830
Consumer Services—5.4%
Alpha Topco,
New Facility B Loan	4.50	4/30/19	1,423,520	[a]	1,440,225
Boyd Gaming,
Term B Loan	4.00	8/14/20	500,000	[a]	501,435
CityCenter Holdings,
Term B Loan	5.00	10/9/20	1,750,000	[a]	1,770,781
Education Management,
Tranche C2 Term Loan	4.25	6/1/16	497,940	[a]	457,607
Four Seasons Holdings,
First Lien Term Loan	3.50	6/27/20	997,500	[a]	1,001,241
Hilton Worldwide Finance,
Initial Term Loan	3.75	9/23/20	3,769,474	[a]	3,787,416
Intrawest Operations Group,
Initial Term Loan	5.50	11/26/20	500,000	[a]	506,250
La Quinta Intermediate Holdings,
Term Loan	3.00	2/19/21	850,000	[a]	853,506
Las Vegas Sands,
Term B Loan	3.25	12/17/20	1,500,000	[a]	1,500,780
Laureate Education,
New Series 2018
Extended Term Loan	5.00	6/16/18	1,494,919	[a]	1,473,437

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate		Coupon	Maturity	Principal
Loan Interests (continued)		Rate (%)	Date	Amount ($)[d]		Value ($)
Consumer Services (continued)
Learfield Communications,
First Lien Initial Term Loan		5.00	10/8/20	775,000	[a]	781,781
Learfield Communications,
Second Lien Initial Term Loan		8.75	10/8/20	500,000	[a]	512,500
MGM Resorts International,
Term B Loan		3.50	12/20/19	498,114	[a]	498,388
Orbitz Worldwide,
Refinancing Tranche C Term Loan		5.75	3/25/19	1,996,247	[a]	2,017,148
Pinnacle Entertainment,
Tranche B-2 Term Loan		3.75	8/13/20	1,496,241	[a]	1,502,091
Sabre,
Term B Loan		5.25	2/19/19	1,744,972	[a]	1,750,242
						20,354,828
Diversified Financials—3.0%
American Capital,
New Term Loan		2.75	8/22/17	1,000,000	[a]	1,002,500
Armor Holding II,
First Lien Term Loan		4.50	6/26/20	500,000	[a]	501,875
Bats Global Markets,
Term Loan		5.00	1/17/20	2,500,000	[a]	2,518,750
EFS Cogen Holdings,
Term B Advance Loan		3.75	12/17/20	750,000	[a]	755,468
Grosvenor Capital Management
Holdings, Initial Term Loan		3.75	11/25/20	500,000	[a]	499,690
HarbourVest Partners, Term Loan		3.25	2/4/21	700,000	[a]	700,875
Ocwen Loan Servicing,
Initial Term Loan		5.00	2/15/18	248,747	[a]	251,155
RPI Finance Trust,
Term B-2 Loan		3.25	5/9/18	996,864	[a]	1,005,168
SAM Finance,
Dollar Term Loan		4.25	11/26/20	1,000,000	[a]	1,003,960
Sentinel Midco,
Term Loan B	EUR	5.00	9/30/20	1,000,000	[a]	1,393,910
W3,
First Lien Term Loan		5.75	3/1/20	1,000,000	[a]	1,005,625
WTG Holdings III,
First Lien Term Loan		4.75	12/11/20	500,000	[a]	502,500
WTG Holdings III,
Second Lien Term Loan		8.50	12/10/21	250,000	[a]	253,908
						11,395,384

Floating Rate	Coupon	Maturity	Principal
Loan Interests (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Energy—1.9%
Ameriforge Group,
First Lien Term Loan	5.00	7/18/19	1,248,750	[a]	1,258,896
Ameriforge Group,
Second Lien Term Loan	8.75	12/21/20	500,000	[a]	513,750
Crosby US Acquisition,
First Lien Initial Term Loan	4.00	11/6/20	1,250,000	[a]	1,250,469
Energy Transfer Equity,
Senior Secured Term Loan	3.25	11/15/19	1,500,000	[a]	1,500,735
Offshore Group Investment,
Term Loan	4.00	10/25/17	973,684	[a]	980,276
Templar Energy,
Second Lien Term Loan	8.00	11/25/20	1,000,000	[a]	1,005,625
Western Refining,
Term Loan	4.25	11/25/20	750,000	[a]	757,189
					7,266,940
Food & Beverages—3.9%
AdvancePierre Foods,
First Lien Term Loan	5.75	7/10/17	1,097,487	[a]	1,103,825
Bellisio,
Delayed Draw Term Loan	5.25	8/1/19	406,030	[a]	407,298
Bellisio,
US Term Loan	5.25	8/1/19	562,195	[a]	563,952
Centerplate, Term Loan A	4.75	11/27/19	1,000,000	[a]	1,009,165
Del Monte Foods,
First Lien Term Loan	3.25	1/26/21	1,000,000	[a]	1,003,125
Del Monte Foods,
Second Lien Term Loan	7.25	7/26/21	1,000,000	[a]	1,011,875
Diamond Foods,
Term Loan	4.25	8/10/18	1,500,000	[a]	1,503,975
Dole Food Company,
Tranche B Term Loan	4.50	10/25/18	1,000,000	[a]	1,008,000
DS Waters of America,
First Lien Term B Loan	5.25	8/30/20	997,500	[a]	1,015,580
HJ Heinz,
Term B-2 Loan	3.50	6/5/20	3,741,237	[a]	3,775,133
JBS USA,
Incremental Term Loan	3.75	9/18/20	498,750	[a]	497,920
Windsor Quality Food Company,
Term B Loan	4.75	12/23/20	2,000,000	[a]	2,007,500
					14,907,348

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate	Coupon	Maturity	Principal
Loan Interests (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Health Care—7.1%
Accellent,
First Lien	3.50	2/19/21	1,500,000	[a]	1,507,808
Accellent,
Second Lien Term Loan	6.50	2/21/22	500,000	[a]	506,250
Akorn,
Term Loan	3.50	11/13/20	1,000,000	[a]	1,010,000
Biomet,
Dollar Term B-2 Loan	4.03	7/25/17	1,245,620	[a]	1,249,768
Catalent Pharma Solutions,
Senior Unsecured Term Loan	6.50	12/31/17	500,000	[a]	508,437
CHG Healthcare Services,
First Lien Term Loan	4.25	11/20/20	999,415	[a]	1,005,976
CHS/Community Health Systems,
2017 Term E Loan	3.44	1/25/17	204,620	[a]	206,027
CHS/Community Health Systems,
2021 Term D Loan	4.25	1/27/21	2,545,380	[a]	2,571,623
Convatec,
Dollar Term Loan	4.00	12/22/16	1,000,000	[a]	1,007,080
DaVita HealthCare Partners,
Tranche A-3 Term Loan	2.67	8/21/17	243,590	[a]	244,731
Drumm Investors,
Term Loan	5.00	5/4/18	735,926	[a]	729,181
Endo Health Solutions,
Term Loan B	2.50	12/11/20	750,000	[a]	750,000
Envision Acquisition Company,
First Lien Initial Term Loan	5.75	9/23/20	749,375	[a]	756,869
Envision Healthcare,
Initial Term Loan	4.00	5/25/18	498,084	[a]	500,330
Generic Drug Holdings,
Term B-1 Loan	5.00	10/29/19	500,000	[a]	505,832
HCA,
Tranche B-4 Term Loan	3.00	5/1/18	750,000	[a]	750,330
Iasis Healthcare,
Term B-2 Loan	4.50	5/3/20	996,228	[a]	1,001,518
Kindred Healthcare,
Term B-1 Loan	4.25	6/1/18	748,120	[a]	753,110
Kinetic Concepts,
Dollar Term E-1 Loan	3.45	5/4/18	2,245,612	[a]	2,257,076
Onex Carestream Finance,
First Lien Term Loan	5.00	6/7/19	731,250	[a]	741,696

Floating Rate	Coupon	Maturity	Principal
Loan Interests (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Health Care (continued)
Onex Carestream Finance,
Second Lien Term Loan	9.50	12/5/19	500,000	[a]	511,875
Patheon,
US Term Loan	3.25	1/22/21	1,500,000	[a]	1,498,133
PharMEDium Healthcare,
First Lien Initial Term Loan	4.25	1/22/21	1,750,000	[a]	1,757,639
Salix Pharmaceuticals,
Term Loan	4.25	12/17/19	2,000,000	[a]	2,022,500
Valeant Pharmaceuticals,
International, Series E-1
Tranche B Term Loan	4.11	6/26/20	1,928,841	[a]	1,943,067
VWR Funding,
Amendment No 2
Dollar Term Loan	3.45	4/3/17	475,422	[a]	476,834
					26,773,690
Insurance—2.0%
Asurion,
Second Lien Term Loan	7.50	2/19/21	500,000	[a]	517,658
Asurion,
B-1 Term Loan	4.50	5/24/19	2,724,146	[a]	2,733,871
Hub International,
Initial Term Loan	4.75	9/18/20	997,500	[a]	1,008,098
Hyperion Finance,
Term Loan	5.75	10/4/19	500,000	[a]	502,500
Progressive Solutions,
First Lien Initial Term Loan	5.50	10/16/20	237,245	[a]	239,024
Progressive Solutions,
Second Lien Initial Term Loan	9.50	10/18/21	100,000	[a]	102,500
Sedgwick Claims Management
Services, First Lien Term Loan	3.75	2/11/21	1,500,000	[a]	1,494,750
Sedgwick Claims Management
Services, Second Lien Term Loan	5.75	2/11/22	1,000,000	[a]	1,013,210
					7,611,611
Materials—9.5%
Allflex Holdings III,
First Lien Initial Term Loan	4.25	7/17/20	998,750	[a]	1,005,367
Allflex Holdings III,
Second Lien Initial Term Loan	8.00	7/19/21	1,000,000	[a]	1,017,250
American Pacific, Term Loan	6.00	2/27/19	1,000,000	[a]	1,015,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate	Coupon	Maturity	Principal
Loan Interests (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Materials (continued)
Berry Plastics,
Term D Loan	3.50	2/8/20	746,866	[a]	744,360
Brand Energy & Infrastructure
Services, Initial Term Loan	4.75	11/20/20	1,495,413	[a]	1,505,148
Cyanco Intermediate,
Initial Term Loan	5.50	5/1/20	1,250,000	[a]	1,265,625
Flint Group Holdings,
Tranche C5—US Term Loan	4.25	12/31/14	468,673	[a]	469,844
Flint Group Holdings,
Tranche B5—US Term Loan	4.25	12/31/14	525,409	[a]	526,723
FMG Resources August 2006 Pty,
Term Loan	4.25	6/30/19	3,243,122	[a]	3,277,758
Greenfield Specialty Alcohols,
Term Loan	7.50	11/27/18	1,000,000	[a]	995,000
HII Holding,
First Lien US Term Loan	4.00	12/20/19	498,741	[a]	501,858
HII Holding,
Second Lien Term Loan	9.50	12/21/20	250,000	[a]	254,063
Ineos US Finance,
Dollar Term Loan	4.00	5/4/18	996,209	[a]	995,377
JMC Steel Group,
Term Loan	3.25	4/1/17	887,618	[a]	889,696
Kronos Worldwide,
Initial Term Loan	4.75	2/12/20	1,500,000	[a]	1,515,008
Macdermid,
First Lien Tranche B Term Loan	4.00	6/7/20	997,494	[a]	1,005,224
Multi Packaging Solutions,
Initial Dollar Tranche B Term Loan	3.75	9/20/19	1,000,000	[a]	1,009,375
Multi Packaging Solutions,
Initial Dollar Tranche A Term Loan	4.25	9/30/20	500,000	[a]	506,875
Murray Energy,
Term Loan	5.25	11/21/19	2,000,000	[a]	2,024,000
Novelis,
Term Loan	3.50	3/10/17	996,796	[a]	1,002,791
OCI Beaumont,
Initial Term B-2 Loan	6.25	8/20/19	498,750	[a]	508,725
Oxbow Carbon,
First Lien Tranche B Term Loan	4.25	7/18/19	737,421	[a]	745,411
Oxbow Carbon,
Second Lien Initial Term Loan	8.00	1/18/20	250,000	[a]	258,125

Floating Rate	Coupon	Maturity	Principal
Loan Interests (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Materials (continued)
Oxea Finance & Cy,
Second Lien Term Loan	8.25	6/6/20	500,000	[a]	511,797
Oxea Finance,
First Lien Tranche B2 Term Loan	4.25	1/15/20	498,750	[a]	503,114
Peabody Energy,
Term Loan	4.25	9/20/20	1,248,125	[a]	1,254,565
Pinnacle Operating,
First Lien Term B
Loan Refinancing	4.75	11/15/18	249,372	[a]	250,930
Ply Gem Industries,
Term Loan	4.00	1/17/21	1,500,000	[a]	1,505,940
Ravago Holdings America,
Term Loan	5.50	12/18/20	1,800,000	[a]	1,815,750
Reynolds Group Holdings,
Incremental US Term Loan	3.50	12/1/18	998,741	[a]	1,008,104
Southwire Company,
Initial Term Loan	3.25	2/11/21	1,800,000	[a]	1,802,403
Taminco Global Chemical,
Initial Tranche B-3 Dollar
Term Loan	3.25	2/15/19	800,684	[a]	802,438
TMS International,
Term B Loan	4.50	10/2/20	1,500,000	[a]	1,518,750
TricorBraun,
Term Loan	4.00	5/3/18	481,540	[a]	483,047
Univar,
Term B Loan	5.00	6/30/17	1,498,075	[a]	1,490,967
					35,986,408
Media—3.3%
Cequel Communications,
Term Loan	3.50	2/14/19	1,497,468	[a]	1,499,033
Clear Channel Communications,
Tranche B Term Loan	3.82	1/30/16	750,000	[a]	738,082
Clear Channel Communications,
Tranche D Term Loan	6.92	1/30/19	750,000	[a]	737,696
Cumulus Media Holdings,
Term Loan	4.25	12/18/20	1,500,000	[a]	1,512,195
Deluxe Entertainment Services
Group, Term Loan	5.50	2/25/20	913,800	[a]	917,989
Deluxe Entertainment Services
Group, Term Loan	8.00	7/3/17	527,419	[a]	530,881

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate	Coupon	Maturity	Principal
Loan Interests (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Media (continued)
Ion Media Networks,
Term Loan	5.00	12/17/20	1,750,000	[a]	1,770,781
Salem Communications,
Term Loan	4.50	3/13/20	498,716	[a]	501,835
SESAC Holdco II,
First Lien Term Loan	5.75	2/7/19	514,715	[a]	521,470
TWCC Holding,
New Term Loan	2.75	2/13/17	1,000,000	[a]	968,750
UPC Financing Partnership,
Facility AH Term Loan	3.25	6/30/21	500,000	[a]	500,470
Virgin Media Finance,
B Facility Term Loan	3.50	2/15/20	1,000,000	[a]	1,000,405
Yankee Cable Acquisition,
Term Loan	4.50	3/1/20	1,245,609	[a]	1,258,327
					12,457,914
Pharmaceuticals, Biotech &
Life Sciences—.5%
Par Pharmaceutical,
Term B-2 Loan	4.00	9/30/19	1,900,387	[a]	1,906,772
Real Estate—1.0%
Capital Automotive,
Tranche B-1 Term Loan	4.00	4/10/19	746,629	[a]	750,597
Guggenheim Partners Investment
Management Holdings,
Initial Term Loan	4.25	1/1/18	997,500	[a]	1,008,812
Service Master,
Term Loan B Extending	4.41	1/31/17	500,000	[a]	501,375
Service Master,
Tranche C Term Loan	4.25	1/31/17	1,000,000	[a]	1,001,665
Walter Investment Management,
Tranche B Term Loan	4.75	12/18/20	389,585	[a]	388,734
					3,651,183
Retailing—10.5%
99 Cents Only Stores,
Tranche B-2 Loan	4.50	1/11/19	742,016	[a]	750,438
Affinia Group,
Tranche B-2 Term Loan	4.75	4/25/20	500,000	[a]	501,875
Albertson’s,
Term B-2 Loan	4.75	3/21/19	1,000,000	[a]	1,009,375

Floating Rate		Coupon	Maturity	Principal
Loan Interests (continued)		Rate (%)	Date	Amount ($)[d]		Value ($)
Retailing (continued)
Allison Transmission,
New Term B-3 Loan		3.75	8/23/19	748,120	[a]	749,643
Ardagh Holdings USA,
Incremental Term Loan		4.00	12/17/19	1,000,000	[a]	1,006,250
Ardagh Holdings USA,
Dollar Term Loan		4.25	12/12/19	1,500,000	[a]	1,507,973
Bass Pro Group, Term Loan		3.75	11/20/19	498,725	[a]	501,902
Burlington Coat Factory Warehouse,
Term B-2 Loan		4.25	2/23/17	750,000	[a]	756,184
CDR Bounty Holdco 4,
Facility B Term Loan	GBP	5.50	3/1/20	1,000,000	[a]	1,689,189
CDW,
Term Loan		3.25	4/29/20	747,491	[a]	745,155
CEC Entertainment,
First Lien Term B Loan		4.25	2/12/21	2,000,000	[a]	1,996,670
Chrysler,
Senior Secured
Tranche B Term Loan		3.25	12/5/18	1,500,000	[a]	1,496,115
Chrysler Group,
Senior Secured
Tranche B Term Loan		4.25	5/24/17	1,246,167	[a]	1,250,840
CWGS Group,
Term Loan		5.75	2/20/20	2,250,000	[a]	2,264,063
DBP Holding,
Initial Term Loan		5.00	10/11/19	996,228	[a]	1,003,824
Federal-Mogul,
Term Loan B		1.94	12/29/14	1,259,055	[a]	1,251,639
Federal-Mogul,
Term Loan C		1.94	12/28/15	740,945	[a]	736,581
FPC Holdings,
Second Lien Initial Term Loan		8.00	5/19/20	250,000	[a]	248,229
FPC Holdings,
First Lien Initial Term Loan		5.25	11/19/19	1,748,741	[a]	1,731,253
General Nutrition Centers,
Tranche B Term Loan		3.75	3/2/18	999,772	[a]	999,022
GXS Group,
Term Loan		3.25	12/18/20	1,000,000	[a]	1,002,375
Hudson’s Bay,
First Lien Initial Term Loan		4.75	10/7/20	2,543,750	[a]	2,585,684

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate		Coupon	Maturity	Principal
Loan Interests (continued)		Rate (%)	Date	Amount ($)[d]		Value ($)
Retailing (continued)
Landry’s,
B Term Loan		4.00	4/24/18	977,138	[a]	984,769
Lion Seneca France 2,
Facility B Term Loan	EUR	5.75	7/13/19	1,000,000	[a]	1,382,599
Michaels Stores,
Term B Loan		3.75	1/28/20	994,987	[a]	999,465
Neiman Marcus Group,
Term Loan		5.00	10/16/20	1,496,250	[a]	1,515,267
Ollie’s Holdings,
Term Loan		5.25	9/28/19	1,737,458	[a]	1,737,458
Quikrete Holdings,
First Lien Initial Loan		4.00	9/18/20	1,498,750	[a]	1,505,929
Quikrete Holdings,
Second Lien Initial Loan		7.00	3/19/21	500,000	[a]	515,625
Rite Aid,
Tranche 6 Term Loan		4.00	2/21/20	909,526	[a]	914,756
Smart & Final Stores,
First Lien Term Loan		4.50	11/15/19	1,245,604	[a]	1,248,201
Tomkins,
Term Loan B2		3.75	9/28/16	245,078	[a]	246,272
Veyance Technologies,
Term Loan		5.25	9/8/17	1,497,494	[a]	1,511,218
Virtuoso US,
Initial Term Loan		4.75	1/28/21	1,500,000	[a]	1,515,000
						39,860,838
Software & Services—7.4%
Activision Blizzard,
Term Loan		3.25	9/18/20	1,271,250	[a]	1,276,011
Apex Tool Group,
Term Loan		4.50	2/1/20	747,491	[a]	740,016
Applied Systems,
First Lien Initial Term Loan		4.25	1/15/21	1,250,000	[a]	1,260,938
Applied Systems,
Second Lien Initial Term Loan		7.50	1/14/22	500,000	[a]	512,438
Blue Coat Systems,
Term Loan		4.50	2/15/18	2,093,747	[a]	2,105,085
BMC Software Finance,
Initial US Term Loan		5.00	9/10/20	1,449,000	[a]	1,454,738
Compucom Systems,
Term Loan		4.05	5/7/20	1,246,244	[a]	1,247,415

Floating Rate	Coupon	Maturity	Principal
Loan Interests (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Software & Services (continued)
Dell International,
Term B Loan	4.50	3/24/20	2,496,875	[a]	2,495,427
Deltek,
First Lien Term Loan	4.92	10/10/18	1,498,741	[a]	1,509,981
EZE Software Group,
First Lien Initial Term Loan	4.60	3/15/20	1,247,500	[a]	1,257,636
First Data,
2021 Extended USDTerm Loan	4.16	3/24/21	1,250,000	[a]	1,253,325
First Data,
Extended 2018 Dollar Term Loan	4.25	3/24/18	2,000,000	[a]	2,007,500
Freescale Semiconductor,
Tranche B-4 Term Loan	5.00	3/20/20	1,496,237	[a]	1,505,941
Hyland Software,
Senior Secured Initial Term Loan	4.75	2/18/22	1,100,000	[a]	1,110,313
Kronos,
Incremental Term Loan	4.50	4/10/19	742,328	[a]	749,287
Microsemi,
Incremental Term Loan	3.50	2/19/20	1,623,438	[a]	1,629,022
Rocket Software,
First Lien Term Loan	5.50	2/8/18	997,459	[a]	1,000,700
Shield Finance,
Dollar Term B Loan	4.00	1/27/21	1,000,000	[a]	1,011,250
Ship Luxco 3 Sarl-Ship US Bidco,
Facility D Term Loan	3.50	10/11/20	500,000	[a]	505,003
SI Organization,
New Tranche B Term Loan	3.25	11/22/16	1,062,500	[a]	1,046,568
Spin Holdco,
Initial Term Loan	4.25	11/14/19	998,750	[a]	1,002,700
Tech Finance & Co.,
US Term Loans	6.00	7/11/20	500,000	[a]	509,287
Travelport,
First Lien Term Loan	6.25	6/26/19	996,247	[a]	1,023,803
					28,214,384
Telecommunication Services—6.8%
Avaya,
Term B-6 Loan	5.50	3/31/18	725,000	[a]	725,000
Cincinnati Bell,
Tranche B Term Loan	4.00	9/10/20	750,000	[a]	751,249
Commscope,
Tranche B-4 Term Loan	3.25	1/14/18	860,902	[a]	864,850

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate		Coupon	Maturity	Principal
Loan Interests (continued)		Rate (%)	Date	Amount ($)[d]		Value ($)
Telecommunication
Services (continued)
Consolidated Communications,
Initial Term Loan		4.25	12/18/20	1,250,000	[a]	1,260,313
Crown Castle Operating Company,
Extended Incremental
Tranche B-2 Term Loan		3.25	1/29/21	1,000,000	[a]	1,001,875
Intelsat Jackson Holdings,
Tranche B-2 Term Loan		3.75	6/30/19	1,733,086	[a]	1,748,094
IPC Systems,
Extended Tranche B-1 Term Loan		7.75	7/31/17	500,000	[a]	506,250
IPC Systems,
Extended Tranche B-1 Term Loan		5.50	6/1/15	500,000	[a]	465,000
Level 3 Financing,
Tranche B 2020 Term Loan		4.00	1/15/20	1,250,000	[a]	1,255,275
LTS Buyer,
First Lien Term B Loan		4.00	4/13/20	2,000,000	[a]	2,001,260
Maxim Crane Works,
Second Lien Initial Term Loan		3.75	7/17/17	498,750	[a]	501,154
Mitel US Holdings,
Term Loan		5.25	1/31/20	1,000,000	[a]	1,010,625
Omnitracs,
First Lien Term Loan		4.75	10/29/20	1,500,000	[a]	1,518,120
Pinnacle Foods Finance,
Tranche G Term Loan		3.25	4/29/20	748,116	[a]	746,713
SBA Senior Finance II,
Incremental Tranche B-1-A
Term Loan		2.50	3/24/21	1,375,000	[a]	1,373,570
SBA Senior Finance II,
Incremental Tranche B-1-A
Term Loan		3.25	3/24/21	1,375,000	[a]	1,373,818
Syniverse Holdings,
Tranche B Term Loan		4.00	4/23/19	500,000	[a]	503,125
Telesat Canada,
US Term B-2 Loan		3.50	3/28/19	498,119	[a]	498,741
Tyrol Acquisition 2,
Extended Family
A-2 Term Loan	EUR	3.00	1/29/16	1,000,000	[a]	1,372,667
WideOpenWest Finance,
Term B Loan		4.75	3/28/19	1,247,494	[a]	1,256,289
Windstream,
Tranche B-4 Term Loan		3.50	1/23/20	1,247,484	[a]	1,248,420

Floating Rate		Coupon	Maturity	Principal
Loan Interests (continued)		Rate (%)	Date	Amount ($)[d]		Value ($)
Telecommunication
Services (continued)
Zayo Group,
Term Loan		4.21	7/2/19	1,746,839	[a]	1,753,590
Ziggo Finance,
Term Loan B1—Euro	EUR	3.75	1/15/22	434,250	[a]	599,231
Ziggo Finance,
Term Loan B2—Euro	EUR	3.75	1/15/22	279,750	[a]	386,064
Ziggo Finance,
Term Loan B3—Euro	EUR	3.75	1/15/22	460,500	[a]	635,504
Ziggo Finance,
Term Loan B4—Euro	EUR	3.75	1/15/22	325,500	[a]	449,200
						25,805,997
Transportation—1.6%
Air Canada,
Term Loan		5.50	9/20/19	250,000	[a]	256,250
American Airlines,
Class B Term Loan		3.75	6/27/19	997,494	[a]	1,002,302
New Breed,
Term Loan		6.00	9/29/17	488,245	[a]	490,279
Scandlines,
Facility B Term Loan	EUR	4.50	11/4/20	1,000,000	[a]	1,396,629
Stena International,
Term Loan		3.00	2/24/21	1,500,000	[a]	1,498,125
United AirLines,
Class B Term Loan		3.00	4/1/19	498,744	[a]	502,691
US Airways,
Tranche B-1 Term Loan		3.50	5/23/19	750,000	[a]	752,344
						5,898,620
Utilities—1.9%
Calpine, Term Loan		4.00	10/30/20	1,000,000	[a]	1,009,690
EquiPower Resources Holdings,
First Lien Term C Advance		4.25	12/31/19	1,496,242	[a]	1,503,956
FR Utility Services,
Term Initial Loan		6.75	10/16/19	250,000	[a]	251,563
GIM Channelview Cogeneration,
Term Loan		3.25	5/8/20	700,000	[a]	703,500
NSG Holdings, Term Loan		3.75	12/11/19	495,416	[a]	497,893
Sandy Creek
Energy Associates,
Term Loan		5.00	11/6/20	2,000,000	[a]	2,009,530

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate	Coupon	Maturity	Principal
Loan Interests (continued)	Rate (%)	Date	Amount ($)[d]	Value ($)
Utilities (continued)
TPF Generation Holdings,
Term Loan	4.75	11/9/17	1,243,750 [a]	1,246,337
				7,222,469
Total Floating Rate Loan Interests
(cost $315,919,032)				317,351,688

Other Investment—18.1%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $68,533,000)			68,533,000 [c]	68,533,000
Total Investments (cost $419,497,527)			111.3%	421,509,446
Liabilities, Less Cash and Receivables			(11.3%)	(42,766,661)
Net Assets			100.0%	378,742,785

a Variable rate security—the weighted average interest rate is reflected.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2014, these securities were valued at $23,119,038 or 6.1% of net assets.
c Investment in affiliated money market mutual fund.
d Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
GBP—British Pound

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Money Market Investment	18.1	Utilities	2.6
Commercial & Professional Services	13.6	Energy	2.2
Materials	10.6	Asset-Backed Securities	2.3
Retailing	10.5	Insurance	2.0
Telecommunication Services	8.7	Transportation	1.6
Software & Services	7.6	Consumer Durables & Apparel	1.0
Health Care	7.4	Real Estate	1.0
Consumer Services	5.5	Technology Hardware & Equipment	.7
Media	4.2	Pharmaceuticals,
Food, Beverage & Tobacco	3.9	Biotech & Life Sciences	.6
Capital Goods	3.7	Automobiles & Components	.2
Diversified Financials	3.3		111.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	350,964,527	352,976,446
Affiliated issuers	68,533,000	68,533,000
Cash		5,530,330
Cash denominated in foreign currencies	83,669	84,128
Receivable for investment securities sold		5,490,117
Receivable for shares of Capital Stock subscribed		3,520,979
Interest and dividends receivable		1,347,095
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		1,411
Prepaid expenses		98,791
		437,582,297
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		108,474
Payable for investment securities purchased		58,628,428
Payable for shares of Capital Stock redeemed		1,356
Accrued expenses		101,254
		58,839,512
Net Assets ($)		378,742,785
Composition of Net Assets ($):
Paid-in capital		376,296,594
Accumulated undistributed investment income—net		585,777
Accumulated net realized gain (loss) on investments		(26,270)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		1,886,684
Net Assets ($)		378,742,785

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	20,098,085	380,463	319,888,565	38,375,672
Shares Outstanding	1,587,161	30,054	25,264,199	3,030,913
Net Asset Value Per Share ($)	12.66	12.66	12.66	12.66

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS
From September 27, 2013 (commencement of operations) to
February 28, 2014 (Unaudited)

Investment Income ($):
Income:
Interest	3,189,371
Dividends;
Affiliated issuers	20,373
Total Income	3,209,744
Expenses:
Management fee—Note 3(a)	559,990
Prospectus, proxy and shareholders’ reports	100,318
Registration fees	75,857
Professional fees	55,495
Shareholder servicing costs—Note 3(c)	21,179
Directors’ fees and expenses—Note 3(d)	6,612
Custodian fees—Note 3(c)	5,045
Loan commitment fees—Note 2	782
Distribution fees—Note 3(b)	754
Miscellaneous	44,624
Total Expenses	870,656
Less—reduction in expenses due to undertaking—Note 3(a)	(159,728)
Less—reduction in fees due to earnings credits—Note 3(c)	(3)
Net Expenses	710,925
Investment Income—Net	2,498,819
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	83,184
Net realized gain (loss) on forward foreign currency exchange contracts	(109,454)
Net Realized Gain (Loss)	(26,270)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	1,885,273
Net unrealized appreciation (depreciation)
on forward foreign currency contracts	1,411
Net Unrealized Appreciation (Depreciation)	1,886,684
Net Realized and Unrealized Gain (Loss) on Investments	1,860,414
Net Increase in Net Assets Resulting from Operations	4,359,233

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
From September 27, 2013 (commencement of operations) to
February 28, 2014 (Unaudited)

Operations ($):
Investment income—net	2,498,819
Net realized gain (loss) on investments	(26,270)
Net unrealized appreciation (depreciation) on investments	1,886,684
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,359,233
Dividends to Shareholders from ($):
Investment income—net:
Class A	(142,632)
Class C	(1,361)
Class I	(1,449,595)
Class Y	(319,454)
Total Dividends	(1,913,042)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	19,959,344
Class C	425,684
Class I	341,344,573
Class Y	37,750,000
Dividends reinvested:
Class A	16,030
Class C	841
Class I	358,373
Class Y	173,830
Cost of shares redeemed:
Class A	(119,287)
Class C	(48,794)
Class I	(23,564,000)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	376,296,594
Total Increase (Decrease) in Net Assets	378,742,785
Net Assets ($):
Beginning of Period	—
End of Period	378,742,785
Undistributed investment income—net	585,777

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (Unaudited) (continued)

Capital Share Transactions:
Class A
Shares sold	1,595,309
Shares issued for dividends reinvested	1,272
Shares redeemed	(9,420)
Net Increase (Decrease) in Shares Outstanding	1,587,161
Class C
Shares sold	33,869
Shares issued for dividends reinvested	39
Shares redeemed	(3,854)
Net Increase (Decrease) in Shares Outstanding	30,054
Class I
Shares sold	27,102,204
Shares issued for dividends reinvested	28,431
Shares redeemed	(1,866,436)
Net Increase (Decrease) in Shares Outstanding	25,264,199
Class Y
Shares sold	3,017,113
Shares issued for dividends reinvested	13,800
Net Increase (Decrease) in Shares Outstanding	3,030,913

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from September 27, 2013 (commencement of operations) to February 28, 2014. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A		Class C		Class I	Class Y
	Shares		Shares		Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50		12.50		12.50	12.50
Investment Operations:
Investment income—net[a]	.13		.10		.15	.15
Net realized and unrealized
gain (loss) on investments	.12		.12		.12	.12
Total from Investment Operations	.25		.22		.27	.27
Distributions:
Dividends from investment income—net	(.09)		(.06)		(.11)	(.11)
Net asset value, end of period	12.66		12.66		12.66	12.66
Total Return (%)[b]	2.04	[c]	1.77	[c]	2.16	2.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	1.23		2.12		.99	.98
Ratio of net expenses
to average net assets[d]	1.05		1.80		.80	.80
Ratio of net investment income
to average net assets[d]	2.40		1.87		2.99	2.80
Portfolio Turnover Rate[b]	22.10		22.10		22.10	22.10
Net Assets, end of period ($ x 1,000)	20,098		380		319,889	38,376

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Floating Rate Income Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund, which commenced operations on September 27, 2013.The fund’s investment objective is to seek high current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.Alcentra NY, LLC (“Alcentra”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.The fiscal year end of the fund is August 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class Y shares are offered at net asset value generally to certain investors, including certain institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 1,328,000 Class A, 8,000 Class C, 139,907 Class I and 1,336,000 Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in floating rate loan interests and other securities, excluding short-term investments (other than U.S.Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Collateralized
Loan Obligations	—	8,865,364	—	8,865,364
Floating Rate
Loan Interests†	—	317,351,688	—	317,351,688
Corporate Bonds†	—	26,759,394	—	26,759,394
Mutual Funds	68,533,000	—	—	68,533,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	1,411	—	1,411

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	9/27/2013	($)	Purchases ($)	Sales ($)	2/28/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		188,600,000	120,067,000	68,533,000		18.1

(e) Risk: The fund invests primarily in floating rate loan interests.The floating rate loans in which the fund invests typically are below investment grade quality and, like other below investment grade securities, are inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

Th\e Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On February 28, 2014, the Board declared a cash dividend of $.029, $.021, $.032 and $.032 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on March 3, 2014 (ex-dividend date), to shareholders of record as of the close of business on February 28, 2014.

(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus has contractually agreed, from September 27, 2013 through October 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .80% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $159,728 during the period ended February 28, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and Alcentra, Dreyfus pays Alcentra a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

During the period ended February 28, 2014, the Distributor retained $436 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2014, Class C shares were charged $754 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.These services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2014, Class A and Class C shares were charged $19,919 and $251, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $426 for transfer agency services and $29 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $5,045 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund sub-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

scriptions and redemptions. During the period ended February 28, 2014, the fund was charged $1 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $168,600, Distribution Plan fees $211, Shareholder Services Plan fees $3,894, custodian fees $5,045, Chief Compliance Officer fees $1,523 and transfer agency fees $251, which are offset against an expense reimbursement currently in effect in the amount of $71,050.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended February 28, 2014, amounted to $393,948,694 and $42,976,493, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients.The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (LIBOR) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically every 30 to 90 days, but not to exceed one year.The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended February 28, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The following summarizes open forward contracts at February 28, 2014:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
Euro,
Expiring
3/31/2014 [a]	6,363,000	8,784,141	8,782,730	1,411

Counterparty;
a Credit Suisse

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements (“MNA”) in the Statement of Assets and Liabilities.

At February 28, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)
Forward contracts	1,411
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1,411
Derivatives not subject to MNA or
similar agreements	1,411
Total gross amount of assets and liabilities
subject to MNA or similar agreements	—

In accordance with ASU 2013-01, the following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of February 28, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial
Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Credit Suisse	1,411	-	-	-	1,411

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2014:

Average Market Value ($)
Forward contracts	3,042,309

At February 28, 2014, accumulated net unrealized appreciation on investments was $2,011,919, consisting of $2,459,010 gross unrealized appreciation and $447,091 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on September 17, 2013, the Board considered the approval of the fund’s Management Agreement pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Alcentra NY, LLC (the “Sub-Adviser”), an affiliate of Dreyfus, will provide day-to-day management of the fund’s invest-ments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of Dreyfus and the Sub-Adviser the portfolio management team and the investment strategies to be employed in the management of the fund’s assets.The Board noted the reputation and experience of Dreyfus and the Sub-Adviser.

The Board reviewed the contractual and effective management fees of funds in the fund’s anticipated Lipper, Inc. (“Lipper”) category (the “Category”) and the average and median effective management fees in the Category, as well as contractual and effective management fees and expense ratios of a group of funds independently prepared by Lipper (the “Comparison Group”) and the average and median contractual and effective management fees and expense ratios of the Comparison Group funds.The Board noted that the fund’s contractual management fee was below the average and median contractual management fees for the Comparison Group funds and above the average and median effective management fees of the Category and the Comparison Group. The fund’s estimated total expenses (as limited through at least October 1, 2014 by agreement with Dreyfus to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.80% of the fund’s average daily net assets) were below the average and median expense ratios of the funds in the Comparison Group.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in

The Fund 43

INFORMATION ABOUT THE RENEWAL AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to Dreyfus by the fund and the respective services to be provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee will be paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus from acting as investment adviser.The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices to be provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board concluded that since the fund had not yet com- menced operations, its performance could not be measured and was not a factor.

  The Board concluded that the fee to be paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that because the fund had not yet com- menced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of other funds advised by Dreyfus. It should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the Board’s conclusions may be based, in part, on their consideration of similar arrangements in prior years.The Board determined that approval of the Agreements was in the best interests of the fund and its shareholders.

The Fund 45

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 24, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)